UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Consilium Emerging Market Small Cap Fund
Schedule of Investments
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.9%
Argentina - 2.2%
Banco Macro - ADR	10,558	$534,235
Cresud - ADR *	70,767	883,523
		1,417,758
Brazil - 4.1%
Banco ABC Brasil	363,204	1,528,389
Petroleo Brasileiro - ADR	165,666	1,098,365
		2,626,754
Cambodia - 1.7%
NagaCorp	1,573,448	1,077,092

Chile - 1.6%
Parque Arauco	512,338	1,009,508

China - 2.8%
China Lesso Group Holdings	3,697,768	1,787,104

Egypt - 7.9%
Commercial International Bank Egypt	166,553	1,201,437
Eastern Tobacco	71,652	2,172,929
Talaat Moustafa Group	1,267,116	1,754,116
		5,128,482
Greece - 5.4%
Hellenic Exchanges	287,414	2,003,748
Sarantis *	190,525	1,515,893
		3,519,641
Indonesia - 12.7%
Bank Pembangunan Daerah Jawa Timur	49,142,121	2,072,143
Global Mediacom	15,081,777	2,349,455
Steel Pipe Industry of Indonesia	107,995,616	1,744,976
Tiga Pilar Sejahtera Food	11,928,414	2,027,904
		8,194,478
Kazakhstan - 1.1%
Steppe Cement	1,766,239	736,240

Malaysia - 5.9%
Cahya Mata Sarawak	1,426,845	1,708,227
Protasco	4,408,435	2,114,920
		3,823,147
Nigeria - 2.5%
Ecobank Transnational *	20,064,091	1,622,538

Pakistan - 1.6%
Lucky Cement	215,684	1,062,128

Peru - 3.8%
Alicorp	502,501	950,260
Cementos Pacasmayo - ADR	185,486	1,541,389
		2,491,649
Philippines - 3.4%
Pepsi-Cola Products Philippines *	6,634,193	689,149
Security Bank	421,116	1,527,469
		2,216,618
South Korea - 6.1%
Eugene Technology	99,832	1,406,360
I-Sens *	22,483	1,235,859
Seegene *	37,983	1,279,483
		3,921,702
Taiwan - 2.1%
Lung Yen Life Service	529,967	1,356,560

Turkey - 3.0%
Torunlar Gayrimenkul Yatirim Ortakligi	1,287,925	1,957,768
TOTAL COMMON STOCKS
(Cost $45,926,883)		43,949,167

PARTICIPATION NOTES - 11.5%
India - 7.0%
HSBC Bank, Jammu & Kashmir Bank, 10/28/2016	348,573	632,667
HSBC Bank, PTC India, 03/03/2017	1,435,338	2,051,644
HSBC Bank, Tata Communications, 09/01/2017	290,057	1,872,039
		4,556,350
Saudi Arabia - 4.5%
HSBC Bank, Al Khaleej Training & Education, 07/18/2016	70,674	1,239,035
HSBC Bank, United International Transportation, 07/31/2017	80,859	1,651,570
		2,890,605
TOTAL PARTICIPATION NOTES
(Cost $7,416,366)		7,446,955

INVESTMENT COMPANIES - 8.0%
Romania - 1.8%
Fondul Proprietatea *	5,317,195	1,151,550

Vietnam - 5.7%
Vietnam Opportunity Fund *	1,464,241	3,695,857

Russia - 0.5%
Templeton Russia & East European Fund	33,709	334,730
TOTAL INVESTMENT COMPANIES
(Cost $5,363,871)		5,182,137

SHORT-TERM INVESTMENT - 11.6%
Fidelity Institutional Government Portfolio, Class I
0.01% ^
TOTAL SHORT-TERM INVESTMENT	7,540,870	7,540,870
(Cost $7,540,870)

Total Investments - 99.0%
(Cost $66,247,990)		64,119,129
Other Assets and Liabilities, Net - 1.0%		648,309
Total Net Assets - 100.0%		$64,767,438

* Non-income producing security.
ADR - American Depositary Receipt
^ Variable rate security - The rate shown is the rate in effect as of February 28, 2015.

At February 28, 2015, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Financials #	25.8%
Consumer Discretionary	11.8%
Consumer Staples	11.4%
Industrials	8.7%
Investment Companies	8.0%
Materials	7.8%
Health Care	3.9%
Utilities	3.2%
Telecommunication	2.9%
Information Technology	2.2%
Energy	1.7%
Short-Term Investment	11.6%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

#
As of February 28, 2015, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2015:
	Level 1	Level 2	Level 3	Total
Common Stocks	$4,057,512	$39,891,655	$-	$43,949,167
Participation Notes	-	7,446,955	-	7,446,955
Investment Companies	334,730	4,847,407	-	5,182,137
Short-Term Investment	7,540,870	-	-	7,540,870
Total Investments in Securities	$11,933,112	$52,186,017	$-	$64,119,129

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Consilium Emerging Market Small Cap Fund

Cost of investments	$66,247,990

Gross unrealized appreciation	3,253,735
Gross unrealized depreciation	(5,382,596)
Net unrealized depreciation	$(2,128,811)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  April 28, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  April 28, 2015